UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21987

FINANCIAL INVESTORS VARIABLE INSURANCE TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Alex J. Marks

Financial Investors Variable Insurance Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2008-June 30, 2009

Item 1 — Proxy Voting Record.

CONSERVATIVE ETF ASSET ALLOCATION PORTFOLIO

INCOME AND GROWTH ETF ASSET ALLOCATION PORTFOLIO

BALANCED ETF ASSET ALLOCATION PORTFOLIO

GROWTH ETF ASSET ALLOCATION PORTFOLIO

AGGRESSIVE GROWTH ETF ASSET ALLOCATION PORTFOLIO

No portfolio had any matter relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the portfolio was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Financial Investors Variable Insurance Trust

By:	/s/ Thomas A. Carter
Thomas A. Carter
President

Date:	August 3, 2009